Short-Term Borrowings And Long-Term Debt - Additional Information (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Schedule Of Short Term And Long Term Debt [Line Items]
Unused committed lines of credit	¥ 105,500
Bonds and Notes Issued By NTT
Schedule Of Short Term And Long Term Debt [Line Items]
Total long-term debt principal	¥ 1,051,257